Employment benefit plan (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of employee benefits liability

	March 31,
	2024	2025
Defined benefit obligation	71,449	87,180
Liability for compensated absences	25,708	41,200
Total liability	97,157	128,380

Current	41,307	62,550
Non Current	55,850	65,830
Total	97,157	128,380
Net Unfunded liability	71,449	87,180

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2024	2025
Present value of obligation at beginning of year	79,497	76,876
On account of business combination	-	15,833
Interest cost	4,269	5,543
Current service cost	8,437	12,563
Past service cost	(1,633)	-
Remeasurement (gain)/ loss on obligation	-	-
-economic assumptions	4,581	1,641
-demographic assumptions	(211)	448
-experience assumptions	1,874	1,037
Benefits paid	(19,938)	(14,284)
Present value of obligation at closing of year	76,876	99,657

Movement in plan assets*

	March 31,
	2024	2025
Fair value of plan assets at beginning of the year	8,218	5,427
On account of business combination	-	6,937
Employer contributions	-	-
Benefits paid	(3,169)	(849)
Return on plan assets (excluding amounts included in net interest expense)	584	890
Remeasurement (gain)/loss on plan assets	(206)	72
Fair value of plan assets at end of the year	5,427	12,477

*	plan assets represents investment made by the Company in LIC funds.

Schedule of unfunded liability	Unfunded liability
	March 31,
	2024	2025
Current	15,601	21,350
Non-current	55,848	65,830
Unfunded liability recognized in statement of financial position	71,449	87,180

Schedule of components of cost recognized in profit or loss	Components of cost recognized in profit or loss
	2023	2024	2025
Current service cost	8,619	8,437	12,563
Past service cost	-	(1,633)	-
Net interest cost	2,702	3,686	4,653
	11,321	10,490	17,216

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income	Amount recognized in other comprehensive income
	2023	2024	2025
Remeasurement loss on obligation*	10,713	6,006	3,061

*	Refer to Note 31 for the movement during the year.

Schedule of actuarial assumptions used for estimating defined benefit obligations

The principal actuarial assumptions used for estimating the group’s defined benefit obligations are set out below:

	March 31,
	2024	2025
Discount rate	7.19%	6.54%- 6.85%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	3.46-3.63	3.21-16.09
Retirement age (years)	65	60-65
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	30%	2%-27%
From 31 to 44 years	29%	2%-31%
Above 44 years	23%	2%-31%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2024	2025
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(1,152)	(9,616)
b) Impact due to decrease of 0.50%	1,191	15,688

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	1,255	14,872
b) Impact due to decrease of 0.50%	(1,231)	(8,718)

Schedule of expected contributions to the defined benefit plan in future years

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2024	2025
Year 1	21,029	27,720
Year 2	15,962	17,335
Year 3	12,549	14,401
Year 4	10,899	12,037
Year 5	8,589	9,501
Year 6-10	21,709	28,428
Above 10	8,366	33,562
Total expected payments	99,103	142,984

Schedule of defined contribution plans

During the year, the Group has realized the following amounts in the Statement of Profit and Loss (refer to note 11)

	March 31,
	2024	2025
Employer’s contribution to Employees’ Provident fund	38,683	63,031
Employer’s contribution to Labour Welfare Fund	16,000	630
	54,683	63,661